Quarterly Report
March 31, 2022
MFS®  Mid Cap Value Portfolio
MFS® Variable Insurance Trust III
VMC-Q1

Portfolio of Investments
3/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.0%
Aerospace & Defense – 3.6%
Howmet Aerospace, Inc.	110,732	$3,979,708
KBR, Inc.	120,388	6,588,835
L3Harris Technologies, Inc.	19,599	4,869,764
Leidos Holdings, Inc.	36,194	3,909,676
		$19,347,983
Airlines – 1.0%
Alaska Air Group, Inc. (a)	40,338	$2,340,007
Delta Air Lines, Inc. (a)	71,851	2,843,144
		$5,183,151
Apparel Manufacturers – 1.0%
PVH Corp.	22,523	$1,725,487
Skechers USA, Inc., “A” (a)	84,993	3,464,315
		$5,189,802
Automotive – 2.0%
Aptiv PLC (a)	23,448	$2,806,960
Lear Corp.	21,349	3,044,154
LKQ Corp.	115,581	5,248,533
		$11,099,647
Broadcasting – 0.4%
Discovery Communications, Inc., “C” (a)	89,466	$2,233,966
Brokerage & Asset Managers – 3.4%
Apollo Global Management, Inc.	88,909	$5,511,469
Cboe Global Markets, Inc.	25,484	2,915,880
Invesco Ltd.	105,721	2,437,926
Raymond James Financial, Inc.	50,053	5,501,325
TPG, Inc. (a)	66,709	2,010,609
		$18,377,209
Business Services – 1.6%
Amdocs Ltd.	55,404	$4,554,763
Global Payments, Inc.	29,369	4,018,854
		$8,573,617
Chemicals – 2.2%
Celanese Corp.	25,371	$3,624,754
Eastman Chemical Co.	47,932	5,371,260
FMC Corp.	20,433	2,688,370
		$11,684,384
Computer Software – 0.8%
Black Knight, Inc. (a)	47,013	$2,726,284
Dun & Bradstreet Holdings, Inc. (a)	102,689	1,799,111
		$4,525,395
Computer Software - Systems – 1.5%
NCR Corp. (a)	41,047	$1,649,679
Verint Systems, Inc. (a)	35,974	1,859,856
Zebra Technologies Corp., “A” (a)	10,636	4,400,113
		$7,909,648

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 5.1%
Armstrong World Industries, Inc.	20,406	$1,836,744
Builders FirstSource, Inc. (a)	24,800	1,600,592
Fortune Brands Home & Security, Inc.	35,664	2,649,122
Masco Corp.	65,586	3,344,886
Mid-America Apartment Communities, Inc., REIT	28,102	5,885,964
Stanley Black & Decker, Inc.	32,252	4,508,507
Toll Brothers, Inc.	97,895	4,603,023
Vulcan Materials Co.	17,438	3,203,360
		$27,632,198
Consumer Products – 1.3%
Energizer Holdings, Inc.	51,886	$1,596,013
International Flavors & Fragrances, Inc.	14,920	1,959,444
Newell Brands, Inc.	156,321	3,346,833
		$6,902,290
Consumer Services – 0.5%
Grand Canyon Education, Inc. (a)	30,479	$2,959,816
Containers – 2.8%
Berry Global, Inc. (a)	61,591	$3,569,815
Crown Holdings, Inc.	33,246	4,158,742
Graphic Packaging Holding Co.	190,851	3,824,654
WestRock Co.	72,133	3,392,415
		$14,945,626
Electrical Equipment – 2.4%
Johnson Controls International PLC	89,536	$5,870,875
Sensata Technologies Holding PLC (a)	69,216	3,519,634
TE Connectivity Ltd.	26,340	3,450,013
		$12,840,522
Electronics – 2.3%
Corning, Inc.	94,857	$3,501,172
NXP Semiconductors N.V.	24,427	4,520,949
ON Semiconductor Corp. (a)	73,858	4,624,249
		$12,646,370
Energy - Independent – 5.1%
Coterra Energy, Inc.	104,264	$2,812,000
Devon Energy Corp.	100,364	5,934,523
Diamondback Energy, Inc.	35,035	4,802,598
Hess Corp.	42,236	4,520,942
Pioneer Natural Resources Co.	24,508	6,127,735
Valero Energy Corp.	32,081	3,257,505
		$27,455,303
Energy - Renewables – 0.9%
AES Corp.	189,559	$4,877,353
Engineering - Construction – 0.5%
Quanta Services, Inc.	20,088	$2,643,782
Food & Beverages – 2.3%
Coca-Cola Europacific Partners PLC	56,467	$2,744,861
Ingredion, Inc.	37,123	3,235,269
J.M. Smucker Co.	22,351	3,026,549

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – continued
Kellogg Co.	51,857	$3,344,258
		$12,350,937
Food & Drug Stores – 0.7%
Albertsons Cos., Inc., “A”	120,850	$4,018,262
Gaming & Lodging – 0.8%
Hyatt Hotels Corp. (a)	25,055	$2,391,500
International Game Technology PLC	75,940	1,874,199
		$4,265,699
General Merchandise – 1.0%
Dollar Tree, Inc. (a)	35,485	$5,682,923
Insurance – 8.3%
American International Group, Inc.	50,334	$3,159,465
Arthur J. Gallagher & Co.	34,206	5,972,367
Assurant, Inc.	27,759	5,047,419
Cincinnati Financial Corp.	16,375	2,226,345
Equitable Holdings, Inc.	146,948	4,542,163
Everest Re Group Ltd.	15,581	4,695,802
Hanover Insurance Group, Inc.	17,946	2,683,286
Hartford Financial Services Group, Inc.	93,649	6,724,935
Reinsurance Group of America, Inc.	24,188	2,647,618
Voya Financial, Inc.	36,066	2,392,979
Willis Towers Watson PLC	19,708	4,655,424
		$44,747,803
Leisure & Toys – 1.9%
Brunswick Corp.	36,334	$2,939,057
Electronic Arts, Inc.	21,226	2,685,301
Mattel, Inc. (a)	122,904	2,729,698
Polaris, Inc.	18,140	1,910,505
		$10,264,561
Machinery & Tools – 4.5%
Eaton Corp. PLC	37,083	$5,627,716
Ingersoll Rand, Inc.	72,529	3,651,835
ITT, Inc.	31,536	2,371,823
PACCAR, Inc.	54,397	4,790,744
Regal Rexnord Corp.	29,822	4,436,917
Wabtec Corp.	37,602	3,616,184
		$24,495,219
Major Banks – 2.0%
Comerica, Inc.	40,991	$3,706,816
KeyCorp	185,236	4,145,582
State Street Corp.	34,156	2,975,671
		$10,828,069
Medical & Health Technology & Services – 4.0%
AmerisourceBergen Corp.	30,286	$4,685,547
ICON PLC (a)	14,776	3,593,819
Laboratory Corp. of America Holdings (a)	14,249	3,756,891
Quest Diagnostics, Inc.	24,544	3,359,092
Syneos Health, Inc. (a)	25,293	2,047,468
Universal Health Services, Inc.	28,593	4,144,556
		$21,587,373

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 2.7%
Dentsply Sirona, Inc.	79,980	$3,936,616
Hologic, Inc. (a)	31,853	2,446,947
PerkinElmer, Inc.	25,280	4,410,349
Zimmer Biomet Holdings, Inc.	30,078	3,846,976
		$14,640,888
Natural Gas - Distribution – 0.4%
Atmos Energy Corp.	17,595	$2,102,427
Natural Gas - Pipeline – 1.2%
Plains GP Holdings LP	218,515	$2,523,848
Targa Resources Corp.	50,194	3,788,141
		$6,311,989
Network & Telecom – 0.9%
Motorola Solutions, Inc.	20,089	$4,865,556
Oil Services – 0.6%
Halliburton Co.	79,958	$3,028,009
Other Banks & Diversified Financials – 6.8%
Discover Financial Services	35,468	$3,908,219
East West Bancorp, Inc.	35,173	2,779,370
Element Fleet Management Corp.	207,308	2,006,501
Northern Trust Corp.	33,964	3,955,108
Prosperity Bancshares, Inc.	37,829	2,624,576
Signature Bank	12,022	3,528,337
SLM Corp.	242,135	4,445,599
SVB Financial Group (a)	5,736	3,209,005
Umpqua Holdings Corp.	157,654	2,973,354
Wintrust Financial Corp.	28,001	2,602,133
Zions Bancorp NA	74,132	4,860,094
		$36,892,296
Pharmaceuticals – 0.5%
Organon & Co.	77,387	$2,703,128
Pollution Control – 1.1%
GFL Environmental, Inc.	54,148	$1,761,976
Republic Services, Inc.	30,428	4,031,710
		$5,793,686
Real Estate – 5.8%
Boston Properties, Inc., REIT	14,487	$1,865,926
Brixmor Property Group, Inc., REIT	149,017	3,846,129
Host Hotels & Resorts, Inc., REIT	164,597	3,198,120
Life Storage, Inc., REIT	44,651	6,270,340
Spirit Realty Capital, Inc., REIT	41,719	1,919,908
STAG Industrial, Inc., REIT	41,878	1,731,655
Sun Communities, Inc., REIT	25,126	4,404,336
VICI Properties, Inc., REIT	157,718	4,488,654
W.P. Carey, Inc., REIT	42,826	3,462,054
		$31,187,122

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 1.8%
Aramark	97,365	$3,660,924
Performance Food Group Co. (a)	43,088	2,193,610
Wendy's Co.	178,223	3,915,559
		$9,770,093
Specialty Chemicals – 3.4%
Ashland Global Holdings, Inc.	36,304	$3,572,677
Axalta Coating Systems Ltd. (a)	133,168	3,273,270
Corteva, Inc.	89,680	5,154,806
DuPont de Nemours, Inc.	66,524	4,894,836
Univar Solutions, Inc. (a)	47,388	1,523,050
		$18,418,639
Specialty Stores – 0.3%
Urban Outfitters, Inc. (a)	68,238	$1,713,456
Telecommunications - Wireless – 0.6%
Liberty Broadband Corp. (a)	26,276	$3,555,668
Telephone Services – 0.2%
Altice USA, Inc., “A” (a)	77,781	$970,707
Trucking – 0.9%
Knight-Swift Transportation Holdings, Inc.	50,496	$2,548,028
XPO Logistics, Inc. (a)	33,817	2,461,878
		$5,009,906
Utilities - Electric Power – 6.9%
Ameren Corp.	37,675	$3,532,408
CenterPoint Energy, Inc.	129,265	3,960,680
CMS Energy Corp.	64,284	4,496,023
Edison International	41,438	2,904,804
Eversource Energy	41,928	3,697,630
PG&E Corp. (a)	449,098	5,362,230
Pinnacle West Capital Corp.	48,615	3,796,832
Public Service Enterprise Group, Inc.	72,455	5,071,850
Sempra Energy	25,954	4,363,386
		$37,185,843
Total Common Stocks		$529,418,321
Preferred Stocks – 0.4%
Consumer Products – 0.4%
Henkel AG & Co. KGaA	29,134	$1,951,163
Investment Companies (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 0.21% (v)	7,591,727	$7,591,727

Other Assets, Less Liabilities – 0.2%		1,185,450
Net Assets – 100.0%		$540,146,661
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $7,591,727 and $531,369,484, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$519,311,164	$—	$—	$519,311,164
Canada	3,768,477	—	—	3,768,477
Ireland	3,593,819	—	—	3,593,819
United Kingdom	2,744,861	—	—	2,744,861
Germany	—	1,951,163	—	1,951,163
Mutual Funds	7,591,727	—	—	7,591,727
Total	$537,010,048	$1,951,163	$—	$538,961,211
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,087,830	$23,484,174	$20,980,277	$—	$—	$7,591,727
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,054	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.